Income Taxes - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2016	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014		Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013
Income Taxes [Line Items]
Income tax benefit (expense) (Notes 2(q) and 17)			$ 59,000	[1],[2]	$ (15,000)	[1],[2]		$ (2,827,000)	[3],[4]
Norwegian corporate tax rate			27.00%		27.00%		27.00%	28.00%		28.00%
Valuation allowances			$ 10,320,000		$ 9,100,000
Deferred tax assets			0		0
Entrance tax			877,000		1,402,000					$ 3,000,000
Entrance tax, annual decline in gain										20.00%
Entrance tax payable			$ 1,100,000		1,800,000			$ 2,700,000
Income tax rate, deferred tax liabilities			27.00%
Entrance tax payable, current					600,000
Estimated ordinary tonnage taxes payable current					100,000
Estimated income tax payable			$ 200,000		400,000			$ 700,000
Entrance tax paid, current			300,000		600,000
Entrance tax payable, non current			900,000
Unrecognized tax benefits			0		0
Interest or penalties on tax return			$ 0		0
Period for income tax returns			10 years
UK [Member]
Income Taxes [Line Items]
Norwegian corporate tax rate			20.00%
Income tax expense			$ 11,000		$ 15,000
Subsequent Event [Member]
Income Taxes [Line Items]
Norwegian corporate tax rate	25.00%
Income tax rate, deferred tax liabilities	25.00%
Scenario, Forecast [Member]
Income Taxes [Line Items]
Entrance tax paid, current		$ 200,000

[1]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[2]	2015 and 2014 refers to the Consolidated Statements of Operations
[3]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations